CONTINGENTLY REDEEMABLE CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
CONTINGENTLY REDEEMABLE CONVERTIBLE PREFERRED SHARES
18.	CONTINGENTLY REDEEMABLE CONVERTIBLE PREFERRED SHARES

On July 10, 2006, the Company issued 7,714,400 Ordinary Shares and 13,173,160 preferred shares (the “Series A Preferred Shares”) for an aggregate purchase price of US$3,000,000 and US$5,000,000 respectively, or US$0.39 per share for Ordinary Shares and $0.38 per share for Series A Preferred Shares respectively. In connection with the issuance of the Series A Preferred Shares, the Company also issued Series A Warrants (the “Warrants”) on July 10, 2006 without additional consideration, to purchase up to 183,705,990 Series A Preferred Shares at the exercise price of US$0.001 per share, exercisable only if certain conditions are met.

On January 3, 2008, the Company issued 26,061,610 preferred shares (the “Series B Preferred Shares”) for an aggregate purchase price of US$27,500,000, or US$1.06 per share. In connection with the issuance of Series B Preferred Shares, the investors purchased from certain existing shareholders of the Company 9,109,390 Ordinary Shares for an aggregate purchase price of US$7,646,058 in accordance with the Ordinary Share Purchase Agreement, or US$0.84 per share. The Warrants issued with the issuance of Series A Preferred Shares were subsequently cancelled in connection with the issuance of Series B Preferred Shares.

On April 21, 2009, the Company issued 1,824,930 preferred shares (the “Series B-1 Preferred Shares”) for an aggregate purchase price of US$2,000,000, or US$1.10 per share.

The par value is US$0.001 per share for both ordinary and preferred shares.

The key terms of the Series A, Series B and Series B-1 Preferred Shares (collectively the “Preferred Shares”) are summarized below.

Dividends

No distribution shall be declared with respect to the Ordinary Shares at any time unless and until a distribution is likewise declared with respect to each outstanding Preferred Share based on their equivalent number of Ordinary Shares as converted.

Voting Rights

Each holder of the Series A, Series B and Series B-1 Preferred Shares is entitled to the number of votes equal to the number of shares of Ordinary Shares into which such holder’s Series A, Series B and Series B-1 Preferred Shares could be converted and having voting rights and powers equal to the voting rights and powers of the Ordinary Shares.

Liquidation Preference

In the event of any liquidation, dissolution or winding up of the Company or any deemed liquidation event as defined in the Series A, Series B and Series B-1 Preferred Shares agreements, each holder of Series B Preferred Shares shall be entitled to receive, prior to and in preference to holders of Series A Preferred Shares, Ordinary Shares or any other classes of securities, an amount equal to 150% of the Series B original issuance price per Series B Share or the Series B-1 original issuance price per Series B-1 Share plus all dividends declared and unpaid with respect thereto (the “Series B Preference Amount”).

After distribution or payment of the Series B Preference Amount and before any distribution or payment shall be made to the holders of Ordinary Shares or any other classes of securities (other than Series B Preferred Shares), each holder of Series A Shares shall be entitled to receive an amount equal to 150% of the Series A original issue price per Series A Share, plus all dividends declared and unpaid with respect thereto (the “Series A Preference Amount”). If, upon any such liquidation, distribution, or winding up, the assets of the Company shall be insufficient to make payment in full on all Series A Shares of the Series A Preference Amount, then such assets shall be distributed among the holders of Series A Shares, ratably in proportion to the full amounts to which they would otherwise be respectively entitled thereon.

After distribution or payment of the Series A Preference Amount, the remaining assets of the Company available for distribution to the members shall be distributed among the holders of all classes of securities of the Company pro rata based on the number of Ordinary Shares, Series A and Series B Preferred Shares (on an as-converted basis), provided that the holders of Series A Shares shall not be entitled to receive any further distribution or payment of the remaining assets of the Company available for distribution when such holders of Series A Shares have received an amount (inclusive of the Series A Preference Amount) equal to 300% of the Series A original issue price, in aggregate.

Conversion Rights

The holders of the Series A and Series B Preferred Shares shall have conversion rights as follows:

•

The initial Conversion Price is US$0.38, US$1.06 and US$1.10 for Series A, Series B and Series B-1 Preferred Shares, respectively. The initial conversion ratio for Series A Shares, Series B Shares or Series B-1 Shares to Ordinary Shares shall be 1:1, subject to adjustment based on adjustments of the Series A Conversion Price, the Series B Conversion Price or the Series B-1 Conversion Price.

•

Each Series A Share, Series B Share or Series B-1 Share shall automatically be converted, based on the then-effective Applicable Conversion Price, into Ordinary Shares upon either of (i) the closing of a Qualified IPO, which is defined in the preferred shares agreement as an IPO that values the Company at no less than US$350 million immediately prior to the IPO and that results in aggregate proceeds to the Company of no less than US$70 million, net of offering expenses, or (ii) in respect of the Series A Shares, the vote or written consent of the holders of more than 50% of the then outstanding Series A Shares (voting together as a single class) or in respect of the Series B Shares, the holders of more than 50% of the then outstanding Series B Shares (voting together as a single class), or in respect of the Series B-1 Shares, the holders of more than 50% of the then outstanding Series B-1 Shares (voting together as a single class), as the case may be.

•

If the Combined Net Earnings, which is the total audited net earnings of 2007 and 2008 on the U.S. GAAP basis, is less than US$16,000,000, the Series B Shareholders shall, at the election, be entitled to an adjustment on either the conversion price or the purchase price at their own discretion by following the pre-determined formula defined in the Series B Preferred Shares agreements. If the Target Combined Net Earnings of US$16,000,000 is not met, the Series B Conversion Price shall be automatically adjusted downward (but not upward) to a price determined in accordance with the pre-determined formula. Alternatively, the Series B Shareholders can elect the purchase price adjustment. The adjusted amount of the purchase price shall be the difference between the conversion price immediately prior to such adjustment and the conversion price immediately after such adjustment, multiplied by the number of the ordinary shares issuable immediately prior to such adjustment upon the conversion of the Series B Shares held by such Series B Shareholders.

Redemption

Pursuant to the Series A, Series B or Series B-1 Preferred Shares agreements, the Preferred Shares are subject to redemption as follows:

The Series A Preferred Shares are not redeemable until the occurrence of the earlier of: (i) upon a material and incurable breach by the Company and upon written notice by a majority of Series A Shareholders and (ii) such time as the Company decides not to pursue an IPO.

Upon issuance of the Series B Preferred Shares, all the Preferred Shares were subject to the optional redemption at any time after three years from the original issue date of Series B Preferred Shares of January 3, 2008 at the request of holders of at least a majority of the then outstanding Series A Shares or the holders of at least forty-eight (48%) of the then outstanding Series B Preferred Shares (including the lead investor for so long as it holds any Series B Preferred Shares), in each case in respect of each series acting together as a single class on an as-converted basis. The redemption price is based on the pre-determined formula defined in the purchase agreements of the Preferred Shares, which requires an annual return rate of 20% for Series A Preferred Shares and 30% for Series B and Series B-1 Preferred Shares based on the number of calendar days from the date on which such Preferred Share was issued.

Repurchase Rights on Founders’ Shares

Pursuant to the Preferred Shares agreements, Ordinary Shares held by Founders, which is defined as a group of individual Ordinary Shareholders, are Restricted Shares subject to the Repurchase Option and placed in escrow. 33.33% of the total Restricted Shares held by such Founder shall become Vested Shares on the one year anniversary of the date of the first sale and issue of the Series A Shares. Thereafter, 33.33% of the total Restricted Shares held by such Founder shall become Vested Shares and shall no longer be deemed Restricted Shares at the end of each subsequent year of continuous shareholding by such Founder, so that at the end of three years of continuous shareholding in the Company, the entirety of the Restricted Shares held by such Founder shall have become Vested Shares and shall no longer be deemed Restricted Shares. Notwithstanding the foregoing, all the Restricted Shares shall be deemed vested upon a Qualified IPO as defined in the Preferred Shares agreements. When exercising the Repurchase Option, the Company shall have an irrevocable, exclusive option to repurchase (i) all or any portion of the Restricted Shares at a per share price equal to the greater of (1) US$0.001 and (2) the price paid by such Founder for each share (as adjusted for share splits, share combinations, recapitalizations, reclassifications or similar transactions), and (ii) all or any portion of the Vested Shares held by such Founder at a price equal to the Fair Market Value of such Ordinary Shares. All these Restricted Shares became fully vested in July 2009.

Additional Rights of Preferred Shareholders

In addition, the holders of Preferred Shares are provided with protective rights and participating rights as defined in the Preferred Shares agreements. The Company shall not (and shall not permit any member of the Group to) take certain actions without the affirmative vote of at least one Series A Director and the Series B Director. The matters requiring the affirmative vote of at least one Series A Director and the Series B Director include but are not limited to appointment or changing the compensation of any executive officer or member of senior management, changing the principal business, engaging in any new line of business, or ceasing to carry on any existing line of business, approving annual business plan or annual budget plan, or cause or make material alteration thereto. These rights caused the subsidiaries to be considered variable interest entities and consolidated under ASC subtopic 810-10, Variable Interest Entities.

Accounting for Series A, Series B and Series B-1 Preferred Shares

The Series A, Series B and Series B-1 Preferred Shares have been classified as mezzanine equity as these preferred shares can be redeemed at the option of the holders on or after an agreed upon date.

The total cash proceeds of US$8,000,000 were first allocated to warrants at their initial fair value of US$46,000, with the residual proceeds allocated to the Preferred Shares and Ordinary Shares on a relative fair value basis. The cash proceeds allocated to Ordinary Shares is US$1,541,450. The initial carrying amount of the Series A Preferred Shares is US$6,412,550 net of issuance costs of US$87,285. The initial carrying amount of the Series B Preferred Shares is the issue price at the date of issuance of US$27,500,000 net of issuance costs of US$112,750. The initial carrying amount of the Series B-1 Preferred Shares is the issue price at the date of issuance of US$2,000,000 net of issuance costs of US$68,422.

The holders of Series A, Series B and Series B-1 Preferred Shares have the ability to convert the instrument into the Company’s Ordinary Shares. The Company evaluated the embedded conversion option in the Preferred Shares to determine if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features. The conversion option of the Preferred Shares does not qualify for bifurcation accounting because the conversion option is clearly and closely related to the host instrument and the underlying Ordinary Shares are not publicly traded nor readily convertible into cash.

Beneficial conversion features exist when the conversion price of the contingently redeemable convertible preferred shares is lower than the fair value of the Ordinary Shares at the commitment date. When a beneficial conversion feature exists as of the commitment date, its intrinsic value is bifurcated from the carrying value of the preferred shares as a contribution to additional paid-in capital. The resulting discount to the contingently redeemable convertible preferred shares is then accreted to the redemption value using the effective interest method as a deemed dividend through retained earnings from the date of issuance to the earliest date of conversion. As the preferred shares are convertible at the date of issuance, the discount shall be accreted immediately to retained earnings at the date of issuance. On the issuance date of Series A, Series B and Series B-1 Preferred Shares, i.e. the commitment date, the most favorable conversion price is greater than the fair value per Ordinary Share. Therefore no beneficial conversion feature was recognized.

The performance-related purchase price adjustment is accounted for in accordance with ASC subtopic paragraph 815-15-25-1 as an embedded derivative, for which the fair value was immaterial as of and during the period from the issuance date to December 31, 2008, the end of the performance-related purchase price adjustment period. The contingent conversion price adjustment is accounted for as a contingent beneficial conversion feature. In accordance with ASC paragraph 470-20-35-1, changes to the conversion terms that would be triggered by future events not controlled by the issuer should be accounted as contingent conversions, and the intrinsic value of such conversion options would not be recognized until and unless a triggering event occurred. No audited consolidated financial statements for 2007 under U.S. GAAP were available since the issuance of Series B Preferred Shares. For purposes of evaluating the Combined Net Earnings under the agreement, the Company and Series B Preferred Shareholders agreed to the utilize the summation of the 2007 consolidated net earnings (unaudited under U.S. GAAP) and the 2008 net earnings on a pro forma consolidated basis as if Beijing Libeier had been acquired as of January 1, 2008, and determined that the combined net earnings exceeded the Target Combined Net Earnings of US$16,000,000. As such, the parties consider the contingency resolved without adjustment to the purchase price or the conversion price.

The Company concluded that the Series A, Series B and Series B-1 Preferred Shares are not redeemable currently, but it is probable that the Series A and Series B Preferred Shares will become redeemable. The Company chose to recognize changes in the redemption value immediately as they occur and adjust the carrying value of the Series A, Series B and Series B-1 Preferred Shares to equal the redemption value at the end of each reporting period. An accretion charge of US$12,681,748 and US$9,596,761 related to Preferred Shares was recorded as a reduction of income available to ordinary shareholders for the years ended December 31, 2009 and 2010, respectively.

On August 11, 2010, the holders of Series A, Series B and Series B-1 Preferred Shares elected to convert each of the Series A, Series B and Series B-1 Preferred Share into Ordinary Shares based on the initial 1:1 conversion ratio and the initial conversion price of US$0.38, US$1.06 and US$1.1, respectively, upon the IPO.

No cash dividends were declared by the Company on the Series A, Series B and Series B-1 Preferred Shares during the years ended December 31, 2009 and 2010.

	Series A	Series B	Series B-1	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Mezzanine equity—Balance as of January 1, 2009	60,459	245,082	—	305,541

Issuance of Series B-1 Preferred Shares	—	—	13,651	13,651
Less: Series B-1 Preferred Shares issuance costs	—	—	(466)	(466)
Accretion of contingently redeemable convertible preferred shares	10,739	73,180	2,736	86,655

Mezzanine equity—Balance as of December 31, 2009	71,198	318,262	15,921	405,381

Accretion of contingently redeemable convertible preferred shares	7,572	54,988	2,844	65,404
Less: Conversion of preferred shares into ordinary shares	(78,770)	(373,250)	(18,765)	(470,785)

Mezzanine equity—Balance as of December 31, 2010	—	—	—	—